Related Parties Balances and Transactions (Details) - Schedule of balances with related parties - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of balances with related parties [Abstract]
Other payables – Officers and Directors	$ 475	$ 65
Balance of related parties, total	$ 475	$ 65